TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of income (loss) before income tax expense taxed between jurisdictions

	2017	2018	2019
	RMB	RMB	RMB
PRC entities	1,139,978	1,617,091	1,711,678
Non-PRC entities	(597,722)	(130,216)	(949,586)
Total	542,256	1,486,875	762,092

Schedule of current and deferred portion of income tax expense (benefit) included in the consolidated statements of operations and comprehensive income

	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense:
PRC entities	156,706	223,903	239,477
Non-PRC entities	—	—	—
Total	156,706	223,903	239,477
Deferred income tax expense (benefit):
PRC entities	12,787	18,531	(3,587)
Non-PRC entities	—	—	—
Total	12,787	18,531	(3,587)
Income tax expense:
PRC entities	169,493	242,434	235,890
Non-PRC entities	—	—	—
Total	169,493	242,434	235,890

Schedule of reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate

	2017	2018	2019
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(20)%	(11)%	(22)%
Change in fair value of convertible senior notes	23%	(2)%	25%
Expenses incurred outside the PRC	5%	5%	7%
Other permanent differences	(2)%	(1)%	(4)%
Effective EIT rate of the Group	31%	16%	31%

Schedule of aggregate amount and per share effect of the preferential tax rate

	2017	2018	2019
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	107,547	154,182	163,146
Basic net income per share effect	1.79	2.51	2.51
Diluted net income per share effect	1.76	2.44	2.45

Schedule of significant components of deferred tax assets and liabilities

	2018	2019
	RMB	RMB
Deductible temporary differences related to other payables and accruals	1,073	1,297
Deductible temporary differences related to provision for doubtful accounts	1,648	4,108
Deductible temporary differences related to advertising expenses	13,422	14,358
Tax loss carryforwards	49,408	57,580
Amount offset by non-current deferred tax liabilities	(6,633)	(5,385)
	58,918	71,958
Less: Valuation allowance	(43,913)	(49,811)
Total deferred tax assets	15,005	22,147
Taxable temporary differences related to depreciation period	(10,141)	(11,096)
Taxable temporary differences related to available-for-sale debt securities	(85,373)	(85,373)
Taxable temporary differences related to government subsidy income	(75,240)	(84,623)
Taxable temporary differences related to trade names, technology and customer relationships	(20,440)	(17,399)
Taxable temporary differences related to acquired program transmission license	(26,191)	(21,201)
Amount offset by non-current deferred tax assets	6,633	5,385
Total deferred tax liabilities	(210,752)	(214,307)

Schedule of roll-forward of the valuation allowance

	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	2,443	39,576	43,913
Additions	37,902	6,305	6,088
Reversals	(769)	(1,968)	(190)
Balance at end of year	39,576	43,913	49,811